Income taxes (Details) - Schedule of tax loss carryforwards $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of tax loss carryforwards [Abstract]
2027	$ 764
2028	600
2029	11,371
2030	$ 7,156